Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expense	$ 133,581	$ 121,292	$ 100,012
Deferred income tax income	(4,853)	(11,389)	(4,310)
Income tax expense, net	$ 128,728	$ 109,903	$ 95,702